Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net loss for the period (in thousands of euros)	€ (5,383)	€ (21,872)
Weighted average number of shares (in shares)	47,418,155	47,124,112
Basic loss per share (in euro per share)	€ (0.11)	€ (0.46)
Diluted loss per share (in euro per share)	€ (0.11)	€ (0.46)